Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2014		$ 261,125
2015	239,645	241,637
2016	225,219	223,146
2017	200,878	196,839
2018	131,246	127,275
2019	$ 44,106